NET INCOME PER SHARE - Computation of earnings per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares
Numerator:
Net income attributable to ordinary shareholders of the Company | $		$ 4,281,474	$ 2,926,944	$ 2,810,210
Denominator:
Weighted average number of ordinary shares outstanding - basic		1,104,899,411	1,139,377,763	1,200,912,670
Net income per share attributable to ordinary shareholders of the Company - basic | (per share)	$ 0.50	$ 3.88	$ 2.57	$ 2.34
Numerator:
Net income attributable to ordinary Shareholders of the Company | $		$ 4,281,474	$ 2,926,944	$ 2,810,210
Denominator:
Weighted average number of ordinary shares outstanding - basic		1,104,899,411	1,139,377,763	1,200,912,670
Weighted average number of ordinary shares outstanding - diluted		1,119,653,571	1,151,021,697	1,219,672,508
Net income per share attributable to ordinary shareholders of the Company - diluted | (per share)	$ 0.49	$ 3.82	$ 2.54	$ 2.30
Share Options
Denominator:
Weighted average number of ordinary shares outstanding - basic		14,754,160	11,643,934	18,759,838
Denominator:
Weighted average number of ordinary shares outstanding - basic		14,754,160	11,643,934	18,759,838